Statements of Operations (Unaudited) (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 173,259	$ 92,966	$ 344,008	$ 217,807
Operating expenses
Contract labor	131,701	121,730	278,216	248,869
General and administrative	936,205	754,963	1,882,404	1,277,002
Management compensation	1,797,663	942,810	2,532,794	1,805,377
Total operating expenses	2,865,569	1,819,503	4,693,414	3,331,248
Loss from operations	(2,692,310)	(1,726,537)	(4,349,406)	(3,113,441)
Other income (expense)
Interest income	28,841		62,883
Interest expense	(1,142)		(2,306)
Total other income	27,699		60,577
Income before income tax credit	(2,664,611)	(1,726,537)	(4,288,829)	(3,113,441)
Income taxes credit
Net loss	(2,664,611)	(1,726,537)	(4,288,829)	(3,113,441)
Dividend on Series A Preferred Stock			(35,195)
Net loss attributable to common stockholders	$ (2,664,611)	$ (1,726,537)	$ (4,324,024)	$ (3,113,441)
Loss per share of common stock - basic (in Dollars per share)	$ (0.17)	$ (0.58)	$ (0.3)	$ (1.07)
Loss per share of common stock - diluted (in Dollars per share)	$ (0.17)	$ (0.58)	$ (0.3)	$ (1.07)
Weighted average number of shares of common stock outstanding - basic (in Shares)	15,591,759	2,960,126	14,380,325	2,897,504
Weighted average number of shares of common stock outstanding - diluted (in Shares)	15,591,759	2,960,126	14,380,325	2,897,504